Other operating income, net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Other operating income, net
Government subsidies	$ 2,015,207	$ 1,019,411
Contingent losses		(445,684)
Others	246,647	262,512
Total	$ 2,261,854	$ 836,239